Property and Equipment (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Less-Accumulated depreciation	$ (58,456)	$ (42,911)
Total, net	1,060,376	32,824
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	202,292	50,267
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	161,074	25,468
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 755,466